ACQUISITION OF NISHIWAKI FAB IN JAPAN (Schedule of Allocation of Assets Acquired and Liabilities Assumed) (Details) (Nishiwaki Fab [Member], USD $) In Thousands, unless otherwise specified	Jun. 03, 2011
Nishiwaki Fab [Member]
Business Acquisition [Line Items]
Current assets	$ 25,783
Property, plant, and equipment, including real estate	145,559
Intangible assets	11,156
Other assets	2,900
Total assets as of acquisition date	185,398
Current liabilities	28,317
Long-term liabilities (mainly employees related termination benefits)	74,984
Total liabilities as of acquisition date	103,301
Net assets as of acquisition date	$ 82,097